ORGANIZATION AND NATURE OF BUSINESS (Details Textual)	12 Months Ended	0 Months Ended
	Oct. 31, 2014	Oct. 09, 2012	Aug. 08, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,000,000
Series A Preferred Stock [Member] | Next 1 Interactive Inc [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		93,000,000
Realbiz Media Group Inc [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	85.00%
Business Acquisition, Date of Acquisition Agreement			Apr. 05, 2012
Webdigs Inc [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of Capital Stock Exchanged			92.00%